NET LOANS RECEIVABLE (Schedule of Impaired Loans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Impaired [Line Items]
Total impaired loans	$ 199	$ 1,131
Allocated allowance on impaired loans	15	107
Average impaired loans	406	1,141
Income recognized on impaired loans	6	42
First Mortgage Loans - Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with an allocated allowance		701
Allocated allowance on impaired loans		107
Average impaired loans	237	701
Income recognized on impaired loans
First Mortgage Loans - Land Acquisition and Development [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without an allocated allowance		280
Average impaired loans	15	290
Income recognized on impaired loans		36
Consumer Loans - Home Equity Lines of Credit [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with an allocated allowance	150
Impaired loans without an allocated allowance		150
Allocated allowance on impaired loans	15
Average impaired loans	150	150
Income recognized on impaired loans	6	6
Commercial Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without an allocated allowance	49
Average impaired loans	4
Income recognized on impaired loans